Financial risk and capital management - Credit risk exposure and grading (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of internal credit grades [line items]
Description of internal credit ratings process	Prior to entering into transactions with new counterparties, Equinor’s credit policy requires all counterparties to be formally identified and assigned internal credit ratings. The internal credit ratings reflect Equinor’s assessment of the counterparties' credit risk and are based on a quantitative and qualitative analysis of recent financial statements and other relevant business. All counterparties are re-assessed regularly.
Non-current financial receivable [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	$ 497	$ 1,057
Trade and other receivables [member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	7,418	7,374
Reclassification of credit exposure		2,368
Non-current derivative financial instruments [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	2,476	1,365
Reclassification of credit exposure		44
Current derivative financial instrument [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	886	578
Reclassification of credit exposure		98
Investment grade, rated A or above [Member] | Non-current financial receivable [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	211	682
Investment grade, rated A or above [Member] | Trade and other receivables [member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	1,954	2,089
Investment grade, rated A or above [Member] | Non-current derivative financial instruments [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	1,850	962
Investment grade, rated A or above [Member] | Current derivative financial instrument [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	465	201
Other investment grade [Member] | Non-current financial receivable [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	24	80
Other investment grade [Member] | Trade and other receivables [member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	2,288	2,409
Other investment grade [Member] | Non-current derivative financial instruments [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	478	358
Other investment grade [Member] | Current derivative financial instrument [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	287	270
Non-investment grade or not rated [Member] | Non-current financial receivable [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	262	296
Non-investment grade or not rated [Member] | Trade and other receivables [member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	3,176	2,876
Non-investment grade or not rated [Member] | Non-current derivative financial instruments [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	148	44
Non-investment grade or not rated [Member] | Current derivative financial instrument [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	$ 134	$ 107